Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 2,612	$ 1,325	$ 1,609
Adjustments to reconcile net income to net cash from operating activities
Provision for loan losses	600	2,229	1,829
Deferred income taxes	25	95	(382)
Depreciation, amortization and accretion	2,338	1,876	877
Earnings on Bank owned life insurance	(87)	(91)	(94)
Death benefit from life insurance policy	(121)
Restricted equity securities dividends	(1)	(1)	(1)
Origination of mortgage loans held for sale	(11,313)	(11,889)	(16,751)
Proceeds from sales of mortgage loans held for sale	11,362	12,490	16,745
Gain on sale of loans	(256)	(285)	(310)
Net security gains	(214)	(661)	(770)
Loss on sale/write-down of other real estate owned	38	24	112
Gain from the sale of loans guaranteed by SBA	(171)
Compensation expense under stock-based compensation plans	138	23	84
Change in other assets and liabilities	1,331	(68)	(1,503)
Net cash from operating activities	6,281	5,067	1,445
Cash flows from investing activities
Purchases of time deposits with other financial institutions		(984)	(13,580)
Proceeds from time deposits with other financial institutions	5,451	8,867
Available for sale securities:
Maturities, repayments and calls	37,781	38,526	36,757
Sales	14,980	18,775	23,084
Purchases	(63,364)	(66,312)	(60,353)
Purchases of premises and equipment	(580)	(4,241)	(3,437)
Proceeds from the sale of loans guaranteed by SBA	2,360
Proceeds from sale of other real estate owned	56	113	191
Proceeds from the sale of an impaired loan		930
Purchase of loans		(1,184)	(1,151)
Net change in loans to customers	(26,110)	1,350	(15,118)
Net cash from investing activities	(29,426)	(4,160)	(33,607)
Cash flows from financing activities
Net change in deposits	31,530	17,761	27,731
Net change in short-term borrowings	1,697	(1,249)	(3,565)
Proceeds from Federal Home Loan Bank advances			10,000
Repayments Federal Home Loan Bank advances	(7,000)	(12,000)	(4,000)
Dividends paid	(706)	(706)	(881)
Net cash from financing activities	25,521	3,806	29,285
Net change in cash and cash equivalents	2,376	4,713	(2,877)
Beginning cash and cash equivalents	12,837	8,124	11,001
Ending cash and cash equivalents	15,213	12,837	8,124
Supplemental cash flow information:
Interest paid	2,143	3,315	4,519
Income taxes paid	420	537	400
Supplemental noncash disclosures:
Transfer from loans to other real estate owned	$ 54	$ 91	$ 54